UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08340

Greater India Portfolio Formerly known as South Asia Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	March 31, 2008

Item 1. Schedule of Investments

South Asia Portfolio (1)	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.5%

Security	Shares	Value

India — 94.5%

Automobiles — 1.9%
Mahindra and Mahindra Ltd.	363,095	$6,346,120
Maruti Suzuki India Ltd.	741,666	15,274,058
		$21,620,178
Beverages — 3.5%
United Spirits Ltd.	1,067,958	$40,358,674
		$40,358,674
Commercial Banks — 9.8%
Canara Bank Ltd.	1,647,839	$9,318,852
HDFC Bank Ltd.	1,136,009	38,309,580
ICICI Bank Ltd.	2,757,015	53,358,417
Union Bank of India Ltd.	3,576,201	12,617,494
		$113,604,343
Construction & Engineering — 8.7%
GMR Infrastructure (2)	3,565,285	$13,316,858
Jaiprakash Associates Ltd.	7,482,455	42,413,236
Larsen & Toubro Ltd.	596,322	45,476,585
		$101,206,679
Construction Materials — 2.9%
Grasim Industries Ltd. (2)	420,345	$27,161,006
Ultra Tech Cement Ltd. (2)	340,116	6,757,436
		$33,918,442
Diversified Financial Services — 2.9%
Power Finance Corporation Ltd.	8,405,069	$34,165,045
		$34,165,045
Diversified Telecommunication Services — 3.2%
Bharti Airtel Ltd. (2)	1,810,537	$37,440,655
		$37,440,655
Electric Utilities — 3.4%
Tata Power Co. Ltd.	1,342,702	$39,241,525
		$39,241,525
Electrical Equipment — 10.0%
ABB Ltd.	657,500	$19,441,728
Areva T&D India Ltd.	366,127	14,174,204
Bharat Heavy Electricals Ltd.	688,218	35,445,800
Sterlite Industries India Ltd. (2)	1,498,120	26,804,535
Suzlon Energy Ltd. (2)	2,968,165	19,591,177
		$115,457,444
Energy Equipment & Services — 2.6%
Aban Offshore Ltd.	401,529	$30,435,251
		$30,435,251

Gas Utilities — 3.0%
GAIL India Ltd.	3,201,479	$34,238,781
		$34,238,781
IT Services — 4.4%
Mphasis BFL Limited	4,403,879	$22,281,996
Tata Consultancy Services Ltd.	1,397,970	28,438,362
		$50,720,358
Machinery — 3.2%
Bharat Earth Movers Ltd.	716,301	$17,805,764
Tata Motors Ltd.	1,284,914	19,863,166
		$37,668,930
Media — 3.2%
Zee Entertainment Enterprises Ltd.	6,078,875	$37,347,279
		$37,347,279
Metals & Mining — 2.8%
Jindal Steel & Power Ltd.	263,446	$13,708,023
Tata Steel Ltd.	1,089,690	18,927,358
		$32,635,381
Oil, Gas & Consumable Fuels — 8.9%
Reliance Industries Ltd. (2)	1,834,838	$103,400,582
		$103,400,582
Pharmaceuticals — 4.0%
Glenmark Pharmaceuticals Ltd.	1,078,940	$13,199,422
Sun Pharmaceutical Industries Ltd. (2)	1,089,104	33,694,495
		$46,893,917
Real Estate Management & Development — 5.5%
DLF Ltd.	1,225,571	$19,819,547
Indiabulls Real Estate Ltd. (2)	2,376,918	29,047,035
Sobha Developers Ltd.	998,515	15,102,509
		$63,969,091
Software — 1.3%
Financial Technologies (India) Ltd.	385,865	$15,447,233
		$15,447,233
Thrifts & Mortgage Finance — 4.0%
Housing Development Finance Corp. Ltd.	768,874	$45,872,291
		$45,872,291
Tobacco — 1.2%
ITC Ltd.	2,714,179	$13,964,155
		$13,964,155
Transportation — 0.7%
Mundra Port and Sez Ltd. (2)	531,550	$7,667,861
		$7,667,861
Wireless Telecommunication Services — 3.4%
Reliance Communications Ltd.	3,053,160	$39,014,176
		$39,014,176

Total India (identified cost $992,686,901)		$1,096,288,271

Sri Lanka — 1.0%

Industrial Conglomerates — 0.6%
John Keells Holdings Ltd.	6,019,840	$6,673,199
		$6,673,199

Wireless Telecommunication Services — 0.4%
Dialog Telekom Ltd.	30,080,680	$4,677,690
		$4,677,690
Total Sri Lanka (identified cost $15,048,357)		$11,350,889
Total Common Stocks (identified cost $1,007,735,258)		$1,107,639,160

Warrants — 2.5%

Security	Shares	Value

India — 2.5%
Banking Index Benchmark Exchange Traded Scheme - Bank BeES	1,750,000	$29,023,741

Total India (identified cost $30,477,754)		$29,023,741

Total Warrants (identified cost $30,477,754)		$29,023,741

Total Investments — 98.0% (identified cost $1,038,213,012)		$1,136,662,901

Other Assets, Less Liabilities — 2.0%		$22,887,787

Net Assets — 100.0%		$1,159,550,688

(1)	Effective May 1, 2008, the name of the South Asia Portfolio will change to Greater India Portfolio.

(2)	Non-income producing security.

The Portfolio did not have any open financial instruments at March 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,038,591,547
Gross unrealized appreciation	246,623,664
Gross unrealized depreciation	(148,552,310)
Net unrealized appreciation	$98,071,354

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$14,341,060	$—
Level 2	Other Significant Observable Inputs	1,122,321,841	—
Level 3	Significant Unobservable Inputs	—	—
Total		$1,136,662,901	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service.  The independent service uses a proprietary model to determine the exchange rate.

Inputs to the model include reported trades and implied bid/ask spreads.  The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater India Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	May 21, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 21, 2008